SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross value		$ 20,070,817	$ 20,086,567
Accumulated amortization		3,560,395	2,213,597
Net carrying value		16,510,422	17,872,970
Gross value	$ 20,596,195	20,070,817
Accumulated amortization	4,615,650	3,560,395
Impairment	4,830,000
Net carrying value	11,150,545	16,510,422	17,872,970
Amortized Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		8,101,681	8,062,375
Accumulated amortization		3,560,395	2,213,597
Net carrying value		4,541,286	5,848,778
Amortized Intangible Assets [Member] | Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		225,545	211,183
Accumulated amortization		89,887	80,378
Net carrying value		135,658	130,805
Amortized Intangible Assets [Member] | Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		483,521	472,077
Accumulated amortization		266,403	305,021
Net carrying value		217,118	167,056
Amortized Intangible Assets [Member] | Sponsorship Agreement Network [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		5,600,000	5,600,000
Accumulated amortization		2,613,333	1,493,333
Net carrying value		2,986,667	4,106,667
Amortized Intangible Assets [Member] | SEO Content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		600,000	600,000
Accumulated amortization		350,000	200,000
Net carrying value		250,000	400,000
Amortized Intangible Assets [Member] | Personal Seat Licenses (Entertainment Segment) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		180,081	180,081
Accumulated amortization		14,004	8,001
Net carrying value		166,077	172,080
Amortized Intangible Assets [Member] | Client agreements (revenue cycle management segments) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		13,500
Accumulated amortization
Net carrying value		13,500
Amortized Intangible Assets [Member] | Client Agreement Revenue Cycle [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		999,034	999,034
Accumulated amortization		226,768	126,864
Net carrying value		772,266	872,170
Unamortized Intangible Assets [Member] | Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		11,367,514	11,367,514
Accumulated amortization
Net carrying value		11,367,514	11,367,514
Unamortized Intangible Assets [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		600,000	600,000
Accumulated amortization
Net carrying value		600,000	600,000
Unamortized Intangible Assets [Member] | Patents and Trademarks Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value		1,622	56,678
Accumulated amortization
Net carrying value		1,622	$ 56,678
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	8,011,099	8,101,681
Accumulated amortization	4,615,650	3,560,395
Impairment
Net carrying value	3,395,449	4,541,286
Finite-Lived Intangible Assets [Member] | Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	151,652	225,545
Accumulated amortization	23,907	89,887
Impairment
Net carrying value	127,745	135,658
Finite-Lived Intangible Assets [Member] | Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	483,521	483,521
Accumulated amortization	355,314	266,403
Impairment
Net carrying value	128,207	217,118
Finite-Lived Intangible Assets [Member] | Sponsorship Agreement Network [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	5,600,000	5,600,000
Accumulated amortization	3,453,333	2,613,333
Impairment
Net carrying value	2,146,667	2,986,667
Finite-Lived Intangible Assets [Member] | SEO Content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	600,000	600,000
Accumulated amortization	462,500	350,000
Impairment
Net carrying value	137,500	250,000
Finite-Lived Intangible Assets [Member] | Personal Seat Licenses (Entertainment Segment) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	117,339	180,081
Accumulated amortization	12,060	14,004
Impairment
Net carrying value	105,279	166,077
Finite-Lived Intangible Assets [Member] | Client agreements (revenue cycle management segments) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	999,034	999,034
Accumulated amortization	301,695	226,768
Impairment
Net carrying value	697,339	772,266
Finite-Lived Intangible Assets [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	23,653
Accumulated amortization
Impairment
Net carrying value	23,653
Finite-Lived Intangible Assets [Member] | Website Enhancements Entertainment Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	35,900	13,500
Accumulated amortization	6,841
Impairment
Net carrying value	29,059	13,500
Indefinite-Lived Intangible Assets [Member] | Patents and Trademarks Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	91,623	1,622
Accumulated amortization
Impairment
Net carrying value	91,623	1,622
Indefinite-Lived Intangible Assets [Member] | Goodwill Entertainment Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	6,112,507	5,886,548
Accumulated amortization
Impairment	307,000
Net carrying value	5,805,507	5,886,548
Indefinite-Lived Intangible Assets [Member] | Goodwill Revenue Cycle Management Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	5,480,966	5,480,966
Accumulated amortization
Impairment	4,322,000
Net carrying value	1,158,966	5,480,966
Indefinite-Lived Intangible Assets [Member] | Trade Name And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	900,000	600,000
Accumulated amortization
Impairment	201,000
Net carrying value	$ 699,000	$ 600,000